Equity (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance, value	$ 37,358	$ 35,306	$ 34,821
Allocation of income
Deliberated dividends and interest on capital of Vale's shareholders	(4,181)	(7,886)	(12,664)
Translation adjustment	2,509	(3,508)	(5,248)
Ending balance, value	40,981	37,358	35,306
Legal Reserve 1 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	2,964	2,523
Allocation of income		276
Translation adjustment	230	165
Ending balance, value	3,194	2,964	2,523
Tax Incentive Reserve [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	4,416	3,083
Allocation of income	891	1,157
Transfers of reserves		3
Translation adjustment	383	173
Ending balance, value	5,690	4,416	3,083
Statutory reserve [member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	9,349	6,898
Allocation of income	984	8,821
Treasury shares cancellation	(4,164)	(6,616)
Transfers of reserves		(3)
Translation adjustment	604	249
Ending balance, value	6,773	9,349	6,898
Additional Remuneration Reserve [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	437	3,198
Allocation of income	2,364	437
Deliberated dividends and interest on capital of Vale's shareholders	(437)	(3,500)
Translation adjustment		302
Ending balance, value	2,364	437	3,198
Profit reserves [member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	20,744	15,702	7,042
Allocation of income	4,239	14,402	14,599
Deliberated dividends and interest on capital of Vale's shareholders	(437)	(3,500)	(4,296)
Treasury shares cancellation	(4,164)	(6,616)
Translation adjustment	1,495	756	758
Ending balance, value	21,877	20,744	$ 15,702
Retained Earnings Reserve [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	3,578
Allocation of income		3,711
Translation adjustment	278	(133)
Ending balance, value	$ 3,856	$ 3,578